Capital and Funding (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Share Capital

SHARE CAPITAL

	Authorised(a) 2018	Issued, called up and fully paid(b) 2018	Authorised(a) 2017	Issued, called up and fully paid(b) 2017
Unilever N.V.	€ million	€million	€million	€million
NV ordinary shares of €0.16 each	480	274	480	274
NV ordinary shares of €428.57 each (shares numbered 1 to 2,400 –‘Special Shares’)	1	1	1	1
Internal holdings eliminated on consolidation (€428.57 shares)	—	(1)	—	(1)

	481	274	481	274

Unilever PLC	£million	€million
PLC ordinary shares of 3 1/9p each	40.8	40.8
PLC deferred stock of £1 each	0.1	0.1
Internal holding eliminated on consolidation (£1 stock)	(0.1)	(0.1)
Cancellation of treasury shares(c)	(3.8)	—

	37.0	40.8

	€million	€million
Euro equivalent in millions (at £1.00 = €5.143)(d)	190	210

Unilever Group	€million	€million
Ordinary share capital of NV	274	274
Ordinary share capital of PLC	190	210

	464	484

(a)

At 31 December 2018 Unilever N.V. had 3,000,000,000 (2017: 3,000,000,000) authorised ordinary shares. The requirement for a UK company to have an authorised share capital was abolished by the UK Companies Act 2006. In May 2010 Unilever PLC shareholders approved new Articles of Association to reflect this.

(b)

At 31 December 2018 the following quantities of shares were in issue: 1,714,727,700 of NV ordinary shares; 2,400 of NV Special Shares; 1,187,191,284 of PLC ordinary shares and 100,000 of PLC deferred stock. At 31 December 2017, 1,714,727,700 of NV ordinary shares; 2,400 of NV Special Shares; 1,310,156,361 of PLC ordinary shares and 100,000 of PLC deferred stock were in issue.

(c)

At 31 December 2018 122,965,077 of PLC ordinary shares that were repurchased as part of the share buyback programme in 2018 and prior years, were cancelled. And 24,334,848 shares have not been cancelled and are recognised as treasury shares.

(d)	Conversion rate for PLC ordinary shares nominal value to euros is £1 = €5.143 (which is calculated by dividing the nominal value of NV ordinary shares by the nominal value of PLC ordinary shares).

Summary Combined Financial Information in Relation to HUL

Summary financial information in relation to HUL is shown below.

HUL balance sheet as at 31 December	€ million 2018	€ million 2017
Non-current assets	881	819
Current assets	1,333	1,274
Current liabilities	(1,130)	(1,030)
Non-current liabilities	(190)	(135)

HUL comprehensive income for the year ended 31 December
Turnover	4,527	4,464
Profit after tax	617	595
Total comprehensive income	576	529

HUL cash flow for the year ended 31 December
Net increase/(decrease) in cash and cash-equivalents	14	(71)

HUL non-controlling interest
1 January	(288)	(282)
Share of (profit)/loss for the year ended 31 December	(203)	(195)
Other comprehensive income	(4)	(3)
Dividend paid to the non-controlling interest	183	172
Other changes in equity	—	—
Currency translation	13	20

31 December	(299)	(288)

Summary of Consolidated Statement of Changes in Equity: Analysis of Other Reserves

CONSOLIDATED STATEMENT OF CHANGES IN EQUITY: ANALYSIS OF OTHER RESERVES

	€ million Total 2018	€ million Total 2017	€ million Total 2016
Fair value reserves	(194)	(189)	(113)
Equity instruments(a)	98	—	—
Cash flow hedges	(292)	(236)	(168)
Available-for-sale financial assets	—	47	55
Currency retranslation of group companies – see following table	(4,764)	(3,927)	(3,034)
Adjustment on translation of PLC’s ordinary capital at 3 1/9p = €0.16	(150)	(164)	(164)
Capital redemption reserve	32	32	32
Book value of treasury shares – see following table	(10,181)	(9,208)	(4,164)
Hedging gains/(losses) transferred to non-financial assets(a)	71	—	—
Other(b)	(100)	(177)	—

	(15,286)	(13,633)	(7,443)

(a)	Classification has changed following adoption of IFRS 9. See note 1 for further details.
(b)	Relates to option on purchase of subsidiary for non-controlling interest and hyperinflation adjustment arising on current year profit translated at closing exchange rate.

Summary of Treasury Shares Movements

Treasury shares – movements during the year	€ million 2018	€ million 2017
1 January	(9,208)	(4,164)
Repurchase of shares (see note 24)	(6,020)	(5,014)
Cancellation of NV and PLC shares	5,055	—
Other purchases and utilisations	(8)	(30)

31 December	(10,181)	(9,208)

Summary of Currency Retranslation Reserve
Currency retranslation reserve – movements during the year	€ million 2018	€ million 2017
1 January	(3,927)	(3,034)
Currency retranslation during the year	(843)	(50)
Movement in net investment hedges and exchange differences in net investments in foreign operations	77	(909)
Recycled to income statement	(71)	66

31 December	(4,764)	(3,927)

Summary of Comprehensive Income: Other Comprehensive Income Reconciliation

STATEMENT OF COMPREHENSIVE INCOME: OTHER COMPREHENSIVE INCOME RECONCILIATION

Fair value gains/(losses) on financial instruments – movement during the year	€ million 2018	€ million 2017
1 January	(189)	(113)
Equity instruments	51	—
Cash flow hedges	(55)	(68)
Available for sale financial assets	—	(8)

31 December	(193)	(189)

Refer to the consolidated statement of comprehensive income on page 75, the consolidated statement of changes in equity on page 76, and note 6C on page 96.

Remeasurement of defined benefit pension plans net of tax	€ million 2018	€ million 2017
1 January	(1,171)	(2,453)
Movement during the year	(328)	1,282

31 December	(1,499)	(1,171)

Refer to the consolidated statement of comprehensive income on page 75, the consolidated statement of changes in equity on page 76, note 4B from page 87 to 92 and note 6C on page 96.

Currency retranslation gains/(losses) – movement during the year	€ million 2018	€ million 2017
1 January	(4,278)	(3,295)
Currency retranslation during the year:
Other reserves	(836)	(903)
Retained profit	(10)	(27)
Non-controlling interest	(15)	(53)

31 December	(5,139)	(4,278)

Summary of Financial Liabilities

FINANCIAL LIABILITIES

		€ million	€ million	€ million	€ million	€ million	€ million
Financial liabilities(a)	Note	Current 2018	Non- current 2018	Total 2018	Current 2017	Non- current 2017	Total 2017
Bank loans and overdrafts(b)		525	289	814	513	479	992
Bonds and other loans		2,422	20,969	23,391	7,181	15,528	22,709
Finance lease creditors	20	13	115	128	11	120	131
Derivatives		126	276	402	86	335	421
Other financial liabilities(c)		149	1	150	177	—	177

		3,235	21,650	24,885	7,968	16,462	24,430

(a)  For the purposes of this note and note 17A, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.

(b) Financial liabilities include €5 million (2017: €1 million) of secured liabilities.
(c) Includes options and other financial liabilities to acquire non-controlling interests in EAC Myanmar, refer to note 21.

Reconciliation of Liabilities Arising from Financing Activities
RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES
			Non-cash movement
Movements in 2018 and 2017	Opening balance at 1 January € million	Cash movement € million	Business acquisitions/ disposals € million	Foreign exchange changes € million	Fair value changes € million	Other movements € million	Closing balance at 31 December € million
2018
Bank loans and overdrafts(a)	(992)	158	(10)	17	—	13	(814)
Bonds and other loans(a)	(22,709)	(135)	—	(543)	—	(4)	(23,391)
Finance lease creditors	(131)	10	—	1	—	(8)	(128)
Derivatives	(421)	—	—	—	19	—	(402)
Other financial liabilities	(177)	51	—	10	(4)	(30)	(150)

Total	(24,430)	84	(10)	(515)	15	(29)	(24,885)

2017
Preference shares	(68)	68	—	—	—	—	—
Bank loans and overdrafts(a)	(1,146)	66	(3)	98	—	(7)	(992)
Bonds and other loans(a)	(15,053)	(9,008)	—	1,346	(2)	8	(22,709)
Finance lease creditors	(143)	14	—	6	—	(8)	(131)
Derivatives	(185)	—	—	—	(236)	—	(421)
Other financial liabilities(a)	—	—	—	—	—	(177)	(177)

Total	(16,595)	(8,860)	(3)	1,450	(238)	(184)	(24,430)

(a)  These cash movements are included within the following lines in the consolidated cash flow statement: net change in short-term liabilities, additional financial liabilities and repayment of financial liabilities. The difference of €2 million (2017: €1 million) represents cash movements in overdrafts that are not included in financing cash flows.

Bonds and Other Loans [Member]
Summary of Analysis of Bonds and Other Loans

ANALYSIS OF BONDS AND OTHER LOANS

	€ million	€ million
	Total 2018	Total 2017
Unilever N.V.
Floating Rate Notes 2018 (€)	—	750
1.625% Notes 2033 (€)	791	—
1.750% Bonds 2020 (€)	749	748
0.500% Notes 2022 (€)	746	744
1.375% Notes 2029 (€)	743	742
1.125% Bonds 2027 (€)	696	—
1.125% Bonds 2028 (€)	693	693
0.875% Notes 2025 (€)	647	646
0.500% Bonds 2025 (€)	642	—
1.375% Notes 2030 (€)	642	—
0.375% Notes 2023 (€)	599	598
1.000% Notes 2027 (€)	598	597
1.000% Notes 2023 (€)	497	497
0.000% Notes 2021 (€)	497	496
0.500% Notes 2023 (€)	497	—
0.500% Notes 2024 (€)	494	493
0.000% Notes 2020 (€)	300	299
Commercial paper	—	3,655

Total NV	9,831	10,958

Unilever PLC
1.125% Notes 2022 (£)	386	390
2.000% Notes 2018 (£)(a)	—	283
1.375% Notes 2024 (£)	276	280
1.875% Notes 2029 (£)	274	278

Total PLC	936	1,231

Other group companies
Switzerland
Other	10	6
United States
4.250% Notes 2021 ($)	873	834
5.900% Bonds 2032 ($)	865	826
2.900% Notes 2027 ($)	860	821
2.200% Notes 2022 ($)	738	704
1.800% Notes 2020 ($)	698	666
3.500% Notes 2028 ($)	687	—
4.800% Bonds 2019 ($)	656	627
2.200% Notes 2019 ($)	655	625
2.000% Notes 2026 ($)	602	575
1.375% Notes 2021 ($)	478	456
3.125% Notes 2023 ($)	477	—
2.100% Notes 2020 ($)	436	416
3.000% Notes 2022 ($)	434	—
3.250% Notes 2024 ($)	433	—
3.100% Notes 2025 ($)	432	413
2.600% Notes 2024 ($)	432	413
3.500% Bonds 2028 ($)	431	—
2.750% Bonds 2021 ($)	348	—
3.375% Notes 2025 ($)	302	—
7.250% Bonds 2026 ($)	254	243
6.625% Bonds 2028 ($)	200	190
5.150% Notes 2020 ($)	134	129
5.600% Bonds 2097 ($)	80	76
Commercial paper ($)	1,070	2,421
Other countries	39	79

Total other group companies	12,624	10,520

Total bonds and other loans	23,391	22,709

(a)	Of which €Nil (2017: €2 million) relates to a fair value adjustment following the fair value hedge accounting of a fixed-for-floating interest rate swap.